Reporting entity and nature of business	12 Months Ended
Oct. 31, 2024
Reporting Entity And Nature Of Business [Abstract]
Reporting entity and nature of business [Text Block]

1. Reporting entity and nature of business

Micromem Technologies Inc. ("Micromem" or the "Company") is incorporated under the laws of the Province of Ontario, Canada. Micromem is a publicly traded company with its head office located at 121 Richmond Street West, Suite 602, Toronto, Ontario, Canada. The Company's common shares are currently listed on the Canadian Securities Exchange under the trading symbol "MRM" and on the Over the Counter Venture Market under the trading symbol "MMTIF".

The Company develops, based upon proprietary technology, customized sensor applications for companies (referred to as "Development Partners") operating internationally in various industry segments. The Company has not generated commercial revenues through October 31, 2024 and is devoting substantially all its efforts to securing commercial revenue opportunities.